Leases - Summary of information about right of use assets (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Leases [Abstract]
As of January 1,	€ 813,842	€ 231,893
Additions / (Disposals)	0	756,748
Remeasurement	251,427	0
Depreciation charges	(229,203)	(174,799)	€ (200,000)
Impact of transaction of foreign currency	(79,115)	0
As of December 31,	€ 756,951	€ 813,842	€ 231,893